FAIR VALUE MEASUREMENTS (Details Narrative)							1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 03, 2024 shares	Jul. 03, 2024 shares	Jun. 27, 2024 USD ($) $ / shares shares	Jan. 09, 2024 USD ($) $ / shares shares	Dec. 14, 2023 shares	Jan. 11, 2023 USD ($) $ / shares shares	Jan. 31, 2023 shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Proceeds from issuance initial public offering										$ 300,000,000		$ 300,000,000
Accretion in value of class A ordinary shares subject to redemption								$ (215,000)	$ (921,000)	$ (488,000)	$ (2,292,000)
Stock redeemed, shares | shares										3,797,169	26,068,281	26,068,281	26,068,281
Temporary equity aggregate amount of redemption requirement						$ 265,050,166
Stardust Power Inc And Subsidiary [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Shareholders redeemed | shares					100,000
SAFE Note [Member] | Measurement Input Yield Rate [Member] | Stardust Power Inc And Subsidiary [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Alternative investment, measurement input								100		100		39.49
SAFE Note [Member] | Measurement Input, Discount Rate [Member] | Stardust Power Inc And Subsidiary [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Alternative investment, measurement input								20		20		20
Convertible Note [Member] | Measurement Input, Discount Rate [Member] | Stardust Power Inc And Subsidiary [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Alternative investment, measurement input								20		20
Common Class A [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Shareholders redeemed | shares						26,068,281
Temporary equity redemption price per share | $ / shares								$ 11.38		$ 11.38		$ 11.12	$ 10.16
Redemption amount						$ 265,050,000
Stock redeemed, shares | shares							26,068,281					2,137,134
Temporary equity redemption price per shares | $ / shares			$ 11.38	$ 11.05
Temporary equity aggregate amount of redemption requirement			$ 18,893,209	$ 23,615,000
Common Class A [Member] | Subsequent Event [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Temporary equity redemption price per share | $ / shares				$ 11.05
Stock issued during period value stock options exercised				$ 2,137,134
Accretion in value of class A ordinary shares subject to redemption				$ 23,615,331
Stock redeemed, shares | shares	2,877	137,427
Common Class A [Member] | Private Placement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Temporary equity redemption price per share | $ / shares						$ 10.16
Stock redeemed, shares | shares			1,660,035	2,137,134
Class A Ordinary Shares [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Temporary equity redemption price per share | $ / shares						$ 10.16
Stock issued during period value stock options exercised						$ 26,068,281
Accretion in value of class A ordinary shares subject to redemption						$ 265,050,000